Long-Term Debt - Additional Information (Detail) - USD ($)	1 Months Ended				3 Months Ended	12 Months Ended
	Nov. 30, 2017	Jul. 31, 2017	Mar. 31, 2017	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2017	Nov. 29, 2017	Oct. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Minimum current borrowing usage						$ 0
Maximum current borrowing usage					$ 348,000,000
Debt instrument covenant description						Certain debt instruments contain securities ratings covenants that, if set in motion, would increase financing costs. Certain debt instruments also have leverage ratio caps and minimum net worth requirements. At December 31, 2017, the Company is in compliance with all of its covenants.
Issuance of additional debt						$ 2,100,000,000
Minimum net worth						$ 1,000,000,000
Centuri Construction Group Inc [Member]
Debt Instrument [Line Items]
Debt instrument covenant description						Certain Centuri debt instruments have leverage ratio caps and fixed charge ratio coverage requirements. At December 31, 2017, Centuri is in compliance with all of its covenants
Issuance of additional debt						$ 69,000,000
Equity cushion relating to minimum fixed charge ratio coverage requirement						$ 28,000,000
Dividend restriction Maximum						50.00%
Secured Revolving Credit and Term Loan Facility [Member]
Debt Instrument [Line Items]
Minimum current borrowing usage			$ 51,000,000
Maximum current borrowing usage		$ 104,000,000
Secured Revolving Credit and Term Loan Facility [Member] | Centuri Construction Group Inc [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	$ 450,000,000				450,000,000	$ 450,000,000	$ 300,000,000	$ 300,000,000
Credit facility expiration date	Nov. 30, 2022
Debt secured by assets					614,000,000	$ 614,000,000
Secured Revolving Credit and Term Loan Facility [Member] | Centuri Construction Group Inc [Member] | Minimum [Member]
Debt Instrument [Line Items]
Commitment fee						0.15%
Secured Revolving Credit and Term Loan Facility [Member] | Centuri Construction Group Inc [Member] | Maximum [Member]
Debt Instrument [Line Items]
Commitment fee						0.35%
Secured Revolving Credit and Term Loan Facility [Member] | LIBOR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Applicable margin						1.00%
Secured Revolving Credit and Term Loan Facility [Member] | LIBOR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable margin						104.00%
Secured Revolving Credit and Term Loan Facility [Member] | Canadian Dealer Offered Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Applicable margin						1.00%
Secured Revolving Credit and Term Loan Facility [Member] | Canadian Dealer Offered Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable margin						2.25%
Secured Revolving Credit and Term Loan Facility [Member] | Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Applicable margin						0.00%
Secured Revolving Credit and Term Loan Facility [Member] | Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable margin						1.25%
Centuri Secured Revolving Credit Facility [Member] | Secured Revolving Credit and Term Loan Facility [Member]
Debt Instrument [Line Items]
Borrowings outstanding under facility					256,000,000	$ 256,000,000
Effective interest rate						3.54%
Southwest Gas Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity			400,000,000
Line of credit designated as long term debt			150,000,000
Line of credit designated for working capital purposes			250,000,000
Credit facility expiration date						Mar. 01, 2022
Effective interest rate						2.34%
Southwest Gas Credit Facility [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Borrowings outstanding under facility					150,000,000	$ 150,000,000
Southwest Gas Credit Facility [Member] | Short Term Credit Facility [Member]
Debt Instrument [Line Items]
Borrowings outstanding under facility					191,000,000	$ 191,000,000			$ 0
Southwest Gas Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Applicable margin						1.00%
Southwest Gas Credit Facility [Member] | Alternative Base Rate [Member]
Debt Instrument [Line Items]
Applicable margin						0.00%
Southwest Gas Credit Facility [Member] | Before Amendment [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity			$ 300,000,000
Previous credit facility expiration date						Mar. 01, 2021
Commercial Paper Program [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity					50,000,000	$ 50,000,000
Borrowings outstanding under facility					$ 50,000,000	$ 50,000,000
Medium-term notes, 7.59% series, due 2017 [Member]
Debt Instrument [Line Items]
Repayments of medium term notes				$ 25,000,000
Debt instrument interest rate				7.59%
Line of Credit [Member] | Secured Revolving Credit and Term Loan Facility [Member] | Centuri Construction Group Inc [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	$ 250,000,000
Centuri Term Loan Facility [Member] | Secured Revolving Credit and Term Loan Facility [Member] | Centuri Construction Group Inc [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	$ 200,000,000							$ 150,000,000